Consolidated Statements of Changes in Equity (Parentheticals) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Changes in Equity [Abstract]
Net of issuance costs	527	1,563	661